Subsequent Events (Details) - USD ($) $ in Thousands	4 Months Ended
	Apr. 25, 2019	Apr. 15, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Outstanding amount			$ 538,168	$ 542,912
Subsequent event | Secured Credit Facility | Navios Holdings
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 50,000
Line of credit collateral	Secured by (i) any 2022 Notes purchased by Navios Holdings with these funds and (ii) equity interests in five companies that have entered into certain bareboat contracts
Arrangement fee	$ 500
Expiration date	Apr. 30, 2021
Amount drawn down	$ 19,000
Subsequent event | 2022 Notes
Subsequent Event [Line Items]
Interest rate		7.375%
Outstanding amount		$ 35,500
Payments to acquire Notes		$ 17,642
Subsequent event | 2022 Notes | Secured Credit Facility
Subsequent Event [Line Items]
Amount drawn down	$ 18,726
Subsequent event | First year | Secured Credit Facility | Navios Holdings
Subsequent Event [Line Items]
Interest rate description	12.75%
Subsequent event | Second year | Secured Credit Facility | Navios Holdings
Subsequent Event [Line Items]
Interest rate description	14.75%